Directors and senior management - Summary of Remuneration of Directors of the Company (Details) - Directors - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Directors Remuneration [Line Items]
Emoluments	$ 12	$ 12	$ 12
Value of released awards under long-term incentive plans	4	7	5
Employer contributions to pension plans	$ 1	$ 1	$ 1